Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment	(d) Cost **	(e) Current value

	Russell 3000 Index Fund F	Insurance Company Separate Account	**	$2,714,397,196
	BlackRock MSCI ACWI Ex-US Index Fund F	Insurance Company Separate Account	**	889,293,828
*	PGIM Retirement Real Estate Fund	Insurance Company Separate Account	**	276,061,555
		Sub-Total		3,879,752,579

	Blackrock SMCP (Russell 2000)	Common/Collective Trust	**	689,995,914
*	Prudential Core Conservative Bond Fund	Common/Collective Trust	**	423,383,012
	Wellington TR CO CIF II DIV INFLT	Common/Collective Trust	**	227,151,800
	Wellington TR CO CIF II INTNL OPPTS	Common/Collective Trust	**	205,566,940
*	Prudential High Yield CIT	Common/Collective Trust	**	165,607,652
		Sub-Total		1,711,705,318

	Vanguard Cash Rsrv Federal	Registered Investment Company	**	108,342,251
	Vanguard Short-Term Investment-Grade I	Registered Investment Company	**	98,465,841
*	PGIM Global Total Return	Registered Investment Company	**	65,798,929
	DFA Global Allocation 60/40 Port Instl	Registered Investment Company	**	42,156,682
		Sub-Total		314,763,703

*	PESP Principal Protection Fund	Stable Value Fund	**	2,837,577,933

*	Notes receivable from participants	Maturity through 2030 at 3.25% - 8.50%***	**	25,083,671

	Tencent Holdings Ltd	International Common Stock, shares: 78,350	**	6,012,857
	Ero Copper Corp	International Common Stock, shares: 155,768	**	4,406,740
		Sub-Total		10,419,597

	Sea Ltd	Common Stock - ADR, shares: 260,669	**	33,253,544
	Taiwan Semiconductor	Common Stock - ADR, shares: 51,400	**	15,619,946
	Tencent Holdings Ltd	Common Stock - ADR, shares: 126,338	**	9,671,174
	Argenx Se	Common Stock - ADR, shares: 6,260	**	5,264,347
		Sub-Total		63,809,011

*	Prudential Financial, Inc.	Common Stock, shares: 17,054,910	**	701,636,286
	Nvidia Corp	Common Stock, shares: 565,945	**	105,548,743
	Apple Inc	Common Stock, shares: 376,751	**	102,423,527
	Microsoft Corp	Common Stock, shares: 184,230	**	89,097,313
	Alphabet Inc	Common Stock, shares: 231,282	**	72,576,292
	Broadcom Inc	Common Stock, shares: 126,901	**	43,920,436
	Visa Inc	Common Stock, shares: 123,717	**	43,388,789
	Amazon.Com Inc	Common Stock, shares: 177,696	**	41,015,791
	T Mobile Us Inc	Common Stock, shares: 152,479	**	30,959,336
	JPMorgan Chase & Co	Common Stock, shares: 94,402	**	30,418,212
	Meta Platforms Inc	Common Stock, shares: 45,024	**	29,719,892
	Booking Holdings Inc	Common Stock, shares: 5,256	**	28,147,615
	MasterCard Inc	Common Stock, shares: 44,876	**	25,618,811
	Bank of America Corp	Common Stock, shares: 456,211	**	25,091,605
	Applovin Corp	Common Stock, shares: 34,994	**	23,579,657

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment	(d) Cost **	(e) Current value

	Home Depot Inc	Common Stock, shares: 62,543	**	21,521,046
	Marsh & Mclennan Companies Inc	Common Stock, shares: 108,592	**	20,145,988
	CME Group Inc	Common Stock, shares: 69,942	**	19,099,761
	Carvana Co	Common Stock, shares: 43,107	**	18,192,016
	Gilead Sciences Inc	Common Stock, shares: 140,997	**	17,305,972
	Thermo Fisher Scientific Inc	Common Stock, shares: 29,537	**	17,115,215
	Chipotle Mexican Grill Inc	Common Stock, shares: 444,434	**	16,444,058
	General Electric Co	Common Stock, shares: 52,677	**	16,226,096
	Danaher Corp	Common Stock, shares: 68,507	**	15,682,622
	Planet Fitness Inc Cl A	Common Stock, shares: 140,217	**	15,209,338
	Chubb Limited	Common Stock, shares: 46,896	**	14,637,180
	Palantir Technologies Inc	Common Stock, shares: 81,382	**	14,465,651
	KLA Tencor Corp	Common Stock, shares: 11,900	**	14,459,452
	Morgan Stanley	Common Stock, shares: 75,777	**	13,452,691
	Western Alliance Bancorp	Common Stock, shares: 159,642	**	13,421,103
	Marriott International Inc	Common Stock, shares: 43,164	**	13,391,199
	Abbvie Inc	Common Stock, shares: 58,543	**	13,376,490
	Citigroup Inc	Common Stock, shares: 113,044	**	13,191,104
	Idexx Labs Inc	Common Stock, shares: 17,480	**	11,825,744
	Eli Lilly & Co	Common Stock, shares: 10,400	**	11,176,672
	Evercore Partners Inc	Common Stock, shares: 32,340	**	11,003,685
	Deere & Co	Common Stock, shares: 23,129	**	10,768,169
	Repligen Corp	Common Stock, shares: 64,286	**	10,533,904
	McDonalds Corp	Common Stock, shares: 33,388	**	10,204,374
	Moodys Corp	Common Stock, shares: 18,697	**	9,551,362
	Intuitive Surgical Inc	Common Stock, shares: 16,769	**	9,497,291
	Interdigital Inc	Common Stock, shares: 29,189	**	9,293,194
	Cbre Group Inc	Common Stock, shares: 54,103	**	8,699,221
	Charles Schwab Corp	Common Stock, shares: 85,732	**	8,565,484
	Zscaler Inc	Common Stock, shares: 37,920	**	8,528,966
	Cencora Inc	Common Stock, shares: 25,137	**	8,490,022
	KKR & Co Inc	Common Stock, shares: 65,103	**	8,299,330
	Analog Devices Inc	Common Stock, shares: 30,590	**	8,296,008
	Teledyne Technologies Inc	Common Stock, shares: 15,836	**	8,087,920
	Cyberark Software Ltd/Israel	Common Stock, shares: 18,022	**	8,038,893
	Palo Alto Networks Inc	Common Stock, shares: 42,391	**	7,808,422
	Vertiv Holdings Co	Common Stock, shares: 47,398	**	7,678,950
	Southern Copper Corp	Common Stock, shares: 52,421	**	7,520,841
	Natera Inc	Common Stock, shares: 32,315	**	7,403,043
	Caterpillar Inc	Common Stock, shares: 12,660	**	7,252,534
	Cava Group Inc	Common Stock, shares: 120,657	**	7,081,359
	Nextera Energy Inc	Common Stock, shares: 86,800	**	6,968,304
	Ferrari NV	Common Stock, shares: 18,690	**	6,907,076
	Toll Brothers Inc	Common Stock, shares: 49,500	**	6,693,390
	Crown Castle Intl Corp	Common Stock, shares: 74,398	**	6,611,750
	Cigna Corp	Common Stock, shares: 23,892	**	6,575,795
	Bruker Corporation	Common Stock, shares: 139,103	**	6,553,142

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment	(d) Cost **	(e) Current value

	Uranium Energy Corp	Common Stock, shares: 548,047	**	6,401,189
	Pinterest Inc	Common Stock, shares: 239,776	**	6,207,801
	Floor & Decor Holdings Inc	Common Stock, shares: 97,800	**	5,955,042
	Rambus Inc	Common Stock, shares: 64,201	**	5,899,430
	Robinhood Markets Inc	Common Stock, shares: 51,600	**	5,835,960
	Doordash Inc	Common Stock, shares: 24,599	**	5,571,182
	Insmed Inc	Common Stock, shares: 29,982	**	5,218,067
	Upwork Inc	Common Stock, shares: 262,562	**	5,203,979
	Soleno Therapeutics Inc	Common Stock, shares: 110,103	**	5,097,769
	Lauder Estee Cos Inc	Common Stock, shares: 48,300	**	5,057,976
	Colgate Palmolive Co	Common Stock, shares: 62,155	**	4,911,488
	Fortinet Inc	Common Stock, shares: 60,711	**	4,821,061
	Semtech Corp	Common Stock, shares: 65,165	**	4,802,009
	Bridgebio Pharma Inc	Common Stock, shares: 51,426	**	3,933,575
	Axsome Therapeutics Inc	Common Stock, shares: 21,280	**	3,886,579
	Federal Signal Corp	Common Stock, shares: 34,133	**	3,706,502
	Axis Capital Holdings Ltd	Common Stock, shares: 32,520	**	3,482,567
	Stryker Corp	Common Stock, shares: 9,754	**	3,428,238
	Travere Therapeutics Inc	Common Stock, shares: 88,237	**	3,371,536
	American Water Works Co Inc	Common Stock, shares: 25,500	**	3,327,750
	Hilton Worldwide Hldgs Inc	Common Stock, shares: 11,563	**	3,321,472
	Construction Partners Inc	Common Stock, shares: 30,532	**	3,314,249
	Ligand Pharmaceuticals Inc	Common Stock, shares: 17,371	**	3,284,335
	Tesla Inc	Common Stock, shares: 7,174	**	3,226,291
	Old Natl Bancorp Ind	Common Stock, shares: 144,339	**	3,220,203
	Transunion	Common Stock, shares: 37,163	**	3,186,727
	Supernus Pharmaceuticals Inc	Common Stock, shares: 61,256	**	3,044,423
	Imax Corp	Common Stock, shares: 81,533	**	3,013,460
	Cryolife Inc	Common Stock, shares: 65,478	**	2,986,452
	Urban Outfitters Inc	Common Stock, shares: 39,217	**	2,951,471
	Associated Banc Corp	Common Stock, shares: 112,960	**	2,909,850
	Q2 Holdings Inc	Common Stock, shares: 37,889	**	2,734,070
	MYR Group Inc	Common Stock, shares: 12,469	**	2,724,477
	Kaiser Aluminum Corp	Common Stock, shares: 23,172	**	2,661,536
	Modine Manufacturing Co	Common Stock, shares: 19,932	**	2,661,121
	CNO Financial Group Inc	Common Stock, shares: 61,602	**	2,616,237
	Zurn Water Solutions Corp	Common Stock, shares: 56,002	**	2,603,533
	Essent Group Ltd	Common Stock, shares: 39,972	**	2,598,580
	Datadog Inc	Common Stock, shares: 19,033	**	2,588,298
	Credo Technology Group Holding	Common Stock, shares: 17,823	**	2,564,551
	Casella Waste Systems Inc	Common Stock, shares: 26,150	**	2,561,131
	Cushman & Wakefield Ltd	Common Stock, shares: 156,789	**	2,538,414
	Kymera Therapeutics Inc	Common Stock, shares: 32,374	**	2,519,021
	Esco Technologies Inc	Common Stock, shares: 12,864	**	2,513,497
	Silicon Laboratories Inc	Common Stock, shares: 18,914	**	2,472,060
	Kite Realty Group Trust	Common Stock, shares: 102,691	**	2,461,503
	Atricure Inc	Common Stock, shares: 61,923	**	2,449,674

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment	(d) Cost **	(e) Current value

	Arcosa Inc	Common Stock, shares: 22,934	**	2,438,343
	Minerals Technologies Inc	Common Stock, shares: 39,843	**	2,428,431
	WSFS Financial Corp	Common Stock, shares: 43,767	**	2,417,689
	Transmedics Group Inc	Common Stock, shares: 19,711	**	2,397,843
	Merit Medical Systems Inc	Common Stock, shares: 27,037	**	2,383,041
	Independent Bank Corp	Common Stock, shares: 32,292	**	2,359,899
	Prestige Brands Holdings Inc	Common Stock, shares: 37,661	**	2,323,307
	Black Hills Corp	Common Stock, shares: 33,448	**	2,321,960
	Wesbanco Inc	Common Stock, shares: 69,498	**	2,310,114
	Renasant Corp	Common Stock, shares: 65,500	**	2,306,910
	Kadant Inc	Common Stock, shares: 8,047	**	2,293,556
	NMI Holdings Inc	Common Stock, shares: 53,970	**	2,201,436
	Southstate Bank Corp	Common Stock, shares: 22,750	**	2,141,003
	Glaukos Corp	Common Stock, shares: 18,371	**	2,074,270
	FTAI Aviation Ltd	Common Stock, shares: 10,530	**	2,072,831
	First Interstate Bancsys Mt	Common Stock, shares: 59,699	**	2,065,585
	Independence Realty Trust Inc	Common Stock, shares: 117,573	**	2,055,176
	Magnolia Oil & Gas Corp	Common Stock, shares: 92,429	**	2,023,271
	Amicus Therapeutics Inc	Common Stock, shares: 141,729	**	2,018,221
	Varonis Systems Inc	Common Stock, shares: 61,422	**	2,014,642
	Taylor Morrison Home Corp	Common Stock, shares: 34,159	**	2,010,940
	Northwestern Corp	Common Stock, shares: 30,681	**	1,980,152
	Selective Insurance Group Inc	Common Stock, shares: 23,523	**	1,968,169
	EXLService Holdings Inc	Common Stock, shares: 45,584	**	1,934,585
	Life Time Group Holdings Inc	Common Stock, shares: 71,812	**	1,908,763
	First Financial Bancorp	Common Stock, shares: 75,549	**	1,890,236
	Valley Natl Bancorp	Common Stock, shares: 160,073	**	1,869,653
	United Cmnty Bks Blairsvle Ga	Common Stock, shares: 59,185	**	1,847,756
	Kontoor Brands Inc	Common Stock, shares: 30,237	**	1,847,178
	Halozyme Therapeutics Inc	Common Stock, shares: 27,034	**	1,819,388
	ABM Industries Inc	Common Stock, shares: 42,478	**	1,796,819
	Workiva Inc	Common Stock, shares: 20,483	**	1,766,659
	SPX Technologies Inc	Common Stock, shares: 8,745	**	1,749,525
	Madden Steven Ltd	Common Stock, shares: 41,048	**	1,709,239
	ASGN Incorporated	Common Stock, shares: 34,819	**	1,677,231
	Ardelyx Inc	Common Stock, shares: 284,717	**	1,659,900
	Omnicell Inc	Common Stock, shares: 36,495	**	1,653,224
	Chefs Warehouse Inc	Common Stock, shares: 26,487	**	1,650,935
	Spire Inc	Common Stock, shares: 19,892	**	1,645,068
	Patterson Uti Energy Inc	Common Stock, shares: 268,652	**	1,641,464
	SM Energy Co	Common Stock, shares: 87,592	**	1,637,970
	Lantheus Holdings Inc	Common Stock, shares: 24,386	**	1,622,888
	Enterprise Financial Service	Common Stock, shares: 30,050	**	1,622,700
	Terreno Realty Corp	Common Stock, shares: 27,205	**	1,597,206
	Brinker International Inc	Common Stock, shares: 10,972	**	1,574,701
	Tecnoglass Inc	Common Stock, shares: 31,121	**	1,566,009
	Essential Properties Realty Tr	Common Stock, shares: 52,782	**	1,565,514

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment	(d) Cost **	(e) Current value

	LXP Industrial Trust	Common Stock, shares: 30,938	**	1,533,906
	First Bancorp/Southern Pines N	Common Stock, shares: 29,885	**	1,517,859
	Liberty Oilfield Services Inc	Common Stock, shares: 81,358	**	1,501,869
	Onespaworld Holdings Ltd	Common Stock, shares: 71,962	**	1,492,492
	Neogenomics Inc	Common Stock, shares: 125,521	**	1,476,127
	Insmed Inc	Common Stock, shares: 8,250	**	1,435,830
	Agios Pharmaceuticals Inc	Common Stock, shares: 52,270	**	1,422,789
	Diamondrock Hospitality Co	Common Stock, shares: 157,714	**	1,413,117
	SPS Commerce Inc	Common Stock, shares: 15,831	**	1,411,017
	Sonic Automotive Inc	Common Stock, shares: 21,543	**	1,332,650
	BRP Group Inc	Common Stock, shares: 53,326	**	1,281,424
	Four Corners Property Trust	Common Stock, shares: 55,364	**	1,276,694
	Quaker Chem Corp	Common Stock, shares: 9,282	**	1,274,511
	Clearwater Analytics Holdings	Common Stock, shares: 51,920	**	1,252,310
	J&J Snack Foods Corp	Common Stock, shares: 13,650	**	1,233,551
	Warby Parker Inc	Common Stock, shares: 56,149	**	1,223,487
	KB Home	Common Stock, shares: 21,190	**	1,195,328
	Box Inc	Common Stock, shares: 39,833	**	1,191,405
	Phillips Edison & Co Inc	Common Stock, shares: 33,316	**	1,185,050
	Healthequity Inc	Common Stock, shares: 12,935	**	1,184,975
	International Seaways Inc	Common Stock, shares: 24,251	**	1,177,386
	Montrose Environmental Group	Common Stock, shares: 47,109	**	1,169,716
	Applied Industrial Tech Inc	Common Stock, shares: 4,553	**	1,169,074
	City Holding Co	Common Stock, shares: 9,646	**	1,149,803
	Herc Holdings Inc	Common Stock, shares: 7,720	**	1,145,494
	Worthington Industries Inc	Common Stock, shares: 21,809	**	1,124,690
	Alamo Group Inc	Common Stock, shares: 6,515	**	1,093,673
	Boise Cascade Company	Common Stock, shares: 14,762	**	1,086,483
	Yeti Holdings Inc	Common Stock, shares: 24,198	**	1,068,826
	Hamilton Lane Inc	Common Stock, shares: 7,941	**	1,066,556
	Progress Software Corp	Common Stock, shares: 24,129	**	1,036,582
	Hub Group Inc Cl A	Common Stock, shares: 23,508	**	1,001,676
	TTM Technologies Inc	Common Stock, shares: 14,203	**	980,007
	LA Z Boy Inc	Common Stock, shares: 25,695	**	957,653
	Fabrinet	Common Stock, shares: 2,008	**	914,202
	Ionq Inc	Common Stock, shares: 20,222	**	907,361
	Gulfport Energy Corp	Common Stock, shares: 4,340	**	902,677
	VSE Corp	Common Stock, shares: 4,466	**	771,591
	PJT Partners	Common Stock, shares: 4,407	**	736,850
	Yelp Inc	Common Stock, shares: 22,950	**	697,451
	First Advantage Corp	Common Stock, shares: 47,869	**	695,537
	Bloom Energy Corp	Common Stock, shares: 7,969	**	692,426
	Malibu Boats Inc A	Common Stock, shares: 24,232	**	683,585
	Northern Oil And Gas Inc	Common Stock, shares: 29,539	**	634,202
	Werner Enterprises Inc	Common Stock, shares: 20,794	**	624,028
	Plexus Corp	Common Stock, shares: 4,190	**	615,930
	Arcbest Corp	Common Stock, shares: 8,154	**	604,945

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment	(d) Cost **	(e) Current value

	D-Wave Quantum Inc	Common Stock, shares: 22,696	**	593,500
	Calix Inc	Common Stock, shares: 10,620	**	562,117
	Kratos Defense & Security Sol	Common Stock, shares: 7,073	**	536,911
	Rigetti Computing Inc	Common Stock, shares: 23,553	**	521,699
	Perella Weinberg Partners	Common Stock, shares: 28,827	**	498,707
	Rubrik Inc	Common Stock, shares: 5,682	**	434,559
	Hinge Health Inc	Common Stock, shares: 8,220	**	381,819
	Marathon Digital Holdings Inc	Common Stock, shares: 31,842	**	285,941
	Oklo Inc	Common Stock, shares: 3,910	**	280,582
	Riot Platforms Inc	Common Stock, shares: 20,934	**	265,234
	Hims & Hers Health Inc	Common Stock, shares: 6,590	**	213,977
	Aerovironment Inc	Common Stock, shares: 777	**	187,949
	Nuscale Power Corp	Common Stock, shares: 5,535	**	78,431
		Sub-Total		2,246,488,089

	Cash and cash equivalents		**	24,964,212
	Investment payable net		**	(743,267)

		Grand Total		$11,113,820,846

*	Party-in-interest.
**	Cost is not required for participant directed investments.
***	Represents range of annual interest rates on outstanding loans.